Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income tax expense	€ (70,623)	€ (94,178)	€ (355,740)	€ (154,835)
Income tax expense	€ (70,623)	€ (94,178)	€ (355,740)	€ (154,835)